Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 506,780	$ 488,727
Cash
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	233,584	269,792
Short-term investments
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	50,000	80,000
Long-term bonds
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 223,196	$ 138,935